American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
January 31, 2022

Global Bond - Schedule of Investments
JANUARY 31, 2022 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 36.9%
Australia — 0.7%
Australia Government Bond, 2.75%, 4/21/24	AUD	3,192,000	2,350,283
Australia Government Bond, 1.50%, 6/21/31	AUD	6,500,000	4,452,300
Australia Government Bond, 3.00%, 3/21/47	AUD	7,150,000	5,560,730
Australia Government Bond, 1.75%, 6/21/51	AUD	5,500,000	3,309,527
			15,672,840
Austria — 0.6%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	4,325,000	5,017,428
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	4,192,000	4,910,626
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,539,000	4,414,734
			14,342,788
Belgium — 0.3%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,716,000	3,113,157
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,836,000	4,915,140
			8,028,297
Brazil — 0.1%
Brazilian Government International Bond, 7.125%, 1/20/37		$3,000,000	3,510,195
Canada — 2.2%
Canadian Government Bond, 0.25%, 3/1/26	CAD	10,000,000	7,450,734
Canadian Government Bond, 0.50%, 12/1/30	CAD	11,300,000	7,992,451
Canadian Government Bond, 1.25%, 6/1/31	CAD	3,500,000	2,687,743
Canadian Government Bond, 2.75%, 12/1/48	CAD	3,250,000	2,939,162
Canadian Government Bond, 2.00%, 12/1/51	CAD	5,300,000	4,117,293
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	10,911,000	8,880,600
Province of Quebec Canada, 3.00%, 9/1/23	CAD	3,058,000	2,468,087
Province of Quebec Canada, 5.75%, 12/1/36	CAD	10,032,000	10,733,826
Province of Quebec Canada, 3.50%, 12/1/48	CAD	7,300,000	6,408,092
			53,677,988
China — 9.3%
China Development Bank, 2.89%, 6/22/25	CNY	177,000,000	28,090,661
China Development Bank, 3.50%, 8/13/26	CNY	159,000,000	25,828,186
China Government Bond, 2.57%, 5/20/23	CNY	42,000,000	6,638,998
China Government Bond, 2.36%, 7/2/23	CNY	153,000,000	24,113,135
China Government Bond, 2.88%, 11/5/23	CNY	69,000,000	10,983,809
China Government Bond, 1.99%, 4/9/25	CNY	118,000,000	18,324,615
China Government Bond, 3.25%, 6/6/26	CNY	155,700,000	25,284,877
China Government Bond, 3.12%, 12/5/26	CNY	154,800,000	25,037,797
China Government Bond, 2.85%, 6/4/27	CNY	67,000,000	10,699,938
China Government Bond, 3.01%, 5/13/28	CNY	47,000,000	7,551,189
China Government Bond, 3.29%, 5/23/29	CNY	11,000,000	1,796,029
China Government Bond, 2.68%, 5/21/30	CNY	111,500,000	17,351,793
China Government Bond, 3.86%, 7/22/49	CNY	35,600,000	6,090,123
China Government Bond, 3.39%, 3/16/50	CNY	46,500,000	7,344,660
China Government Bond, 3.81%, 9/14/50	CNY	36,000,000	6,129,765
			221,265,575
Czech Republic — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	74,800,000	3,465,694
Denmark — 0.9%
Denmark Government Bond, 0.50%, 11/15/29(1)	DKK	35,000,000	5,467,885
Denmark Government Bond, 0.00%, 11/15/31(1)(2)	DKK	17,000,000	2,517,952

Denmark Government Bond, 4.50%, 11/15/39	DKK	33,130,000	8,733,256
Denmark Government Bond, 0.25%, 11/15/52(1)	DKK	25,000,000	3,659,671
			20,378,764
Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	878,008
Dominican Republic International Bond, 5.95%, 1/25/27		$1,800,000	1,975,518
			2,853,526
Egypt — 0.1%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$1,200,000	1,216,703
Egypt Government International Bond, 8.50%, 1/31/47		$2,000,000	1,677,696
			2,894,399
El Salvador — 0.1%
El Salvador Government International Bond, 8.625%, 2/28/29		$2,000,000	1,170,020
Finland — 0.8%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	5,169,000	6,683,154
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	6,500,000	6,932,724
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	3,045,000	4,101,206
Finland Government Bond, 0.125%, 4/15/52(1)	EUR	1,100,000	1,070,480
			18,787,564
France — 0.9%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	2,539,000	3,023,556
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	42,980	67,192
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	3,150,000	3,489,710
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,845,000	5,147,085
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	2,675,000	4,719,240
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	3,433,000	5,810,115
			22,256,898
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	3,600,000	3,771,492
Ghana — 0.1%
Ghana Government International Bond, 7.875%, 2/11/35		$2,000,000	1,507,120
Greece — 0.5%
Hellenic Republic Government Bond, 1.50%, 6/18/30(1)	EUR	5,000,000	5,568,529
Hellenic Republic Government Bond, 0.75%, 6/18/31(1)	EUR	7,145,000	7,356,047
			12,924,576
Guatemala — 0.1%
Guatemala Government Bond, 4.875%, 2/13/28		$2,000,000	2,107,020
Indonesia — 0.4%
Indonesia Government International Bond, 3.50%, 2/14/50		$2,800,000	2,685,184
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	90,000,000,000	7,022,659
			9,707,843
Ireland — 1.5%
Ireland Government Bond, 3.40%, 3/18/24	EUR	6,186,000	7,524,785
Ireland Government Bond, 1.10%, 5/15/29	EUR	13,350,000	16,014,802
Ireland Government Bond, 0.20%, 10/18/30	EUR	1,500,000	1,673,658
Ireland Government Bond, 0.40%, 5/15/35	EUR	8,650,000	9,447,149
Ireland Government Bond, 1.50%, 5/15/50	EUR	320,000	404,436
			35,064,830
Italy — 3.5%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	19,964,000	23,883,100
Italy Buoni Poliennali Del Tesoro, 0.00%, 4/1/26(2)	EUR	19,650,000	21,694,274
Italy Buoni Poliennali Del Tesoro, 1.60%, 6/1/26	EUR	3,000,000	3,540,252
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28	EUR	14,100,000	15,361,104
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	3,550,000	4,082,647
Italy Buoni Poliennali Del Tesoro, 0.60%, 8/1/31(1)	EUR	1,000,000	1,059,244

Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	12,856,428
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	516,788
			82,993,837
Japan — 6.5%
Japan Government Ten Year Bond, 0.10%, 3/20/30	JPY	5,755,000,000	50,149,270
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	877,450,000	9,857,449
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,234,500,000	13,592,575
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	2,023,400,000	20,490,703
Japan Government Thirty Year Bond, 0.40%, 3/20/50	JPY	700,000,000	5,534,603
Japan Government Thirty Year Bond, 0.70%, 9/20/51	JPY	1,350,000,000	11,512,480
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	672,500,000	6,447,447
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	1,078,800,000	9,048,382
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	1,758,239,028	15,860,514
Japanese Government CPI Linked Bond, 0.10%, 3/10/29	JPY	1,281,362,775	11,592,169
			154,085,592
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$200,000	197,263
Jordan Government International Bond, 7.375%, 10/10/47		$400,000	394,608
Jordan Government International Bond, 7.375%, 10/10/47		$1,200,000	1,183,578
			1,775,449
Malaysia — 0.3%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	27,150,000	6,683,596
Mexico — 0.4%
Mexican Bonos, 7.75%, 5/29/31	MXN	60,000,000	2,921,670
Mexico Government International Bond, 4.15%, 3/28/27		$2,700,000	2,928,163
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	500,000,000	4,345,189
			10,195,022
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$2,600,000	2,714,552
Netherlands — 0.5%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,389,000	8,580,315
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	2,080,000	3,712,434
			12,292,749
New Zealand — 1.0%
New Zealand Government Bond, 0.50%, 5/15/24	NZD	36,479,000	23,136,828
New Zealand Government Bond, 1.50%, 5/15/31	NZD	2,750,000	1,646,893
			24,783,721
Norway — 0.2%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	43,725,000	4,960,210
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	2,800,000	312,698
			5,272,908
Oman — 0.1%
Oman Government International Bond, 5.625%, 1/17/28		$2,000,000	2,088,285
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,400,000	1,874,900
Poland — 0.2%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	16,520,000	4,077,042
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	526,058
			4,603,100
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 0.90%, 10/12/35(1)	EUR	1,000,000	1,115,710
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	2,350,000	4,159,811
			5,275,521
Russia — 0.1%
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		$2,800,000	3,056,060

Singapore — 0.1%
Singapore Government Bond, 2.875%, 7/1/29	SGD	4,240,000	3,387,688
South Africa — 0.1%
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	261,173
Republic of South Africa Government International Bond, 5.875%, 6/22/30		$800,000	871,600
			1,132,773
Spain — 1.5%
Spain Government Bond, 0.00%, 1/31/28(2)	EUR	6,000,000	6,615,536
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	1,263,000	1,871,631
Spain Government Bond, 1.25%, 10/31/30(1)	EUR	1,500,000	1,779,867
Spain Government Bond, 0.10%, 4/30/31(1)	EUR	11,750,000	12,527,284
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	2,200,000	2,732,658
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	7,100,000	10,199,129
			35,726,105
Sri Lanka†
Sri Lanka Government International Bond, 7.55%, 3/28/30		$1,000,000	495,000
Sweden — 0.1%
Sweden Government Bond, 3.50%, 3/30/39	SEK	15,600,000	2,468,322
Switzerland — 0.5%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,902,000	6,776,204
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,534,000	3,636,754
Swiss Confederation Government Bond, 0.00%, 7/24/39(2)	CHF	2,500,000	2,638,860
			13,051,818
Thailand — 0.6%
Thailand Government Bond, 3.625%, 6/16/23	THB	78,650,000	2,460,439
Thailand Government Bond, 3.85%, 12/12/25	THB	335,100,000	11,094,069
			13,554,508
Tunisia — 0.1%
Tunisian Republic, 5.75%, 1/30/25		$2,000,000	1,556,000
Turkey — 0.2%
Turkey Government International Bond, 6.875%, 3/17/36		$4,600,000	4,178,994
United Kingdom — 1.4%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	7,000,000	9,074,061
United Kingdom Gilt, 4.75%, 12/7/30	GBP	3,600,000	6,263,846
United Kingdom Gilt, 4.50%, 12/7/42	GBP	954,000	1,971,520
United Kingdom Gilt, 4.25%, 12/7/49	GBP	3,720,000	8,170,391
United Kingdom Gilt, 4.25%, 12/7/55	GBP	3,780,000	8,959,233
			34,439,051
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $882,173,634)			881,072,980
CORPORATE BONDS — 30.6%
Aerospace and Defense — 0.4%
Boeing Co. (The), 5.15%, 5/1/30		$990,000	1,115,813
Boeing Co. (The), 3.625%, 2/1/31		1,690,000	1,738,303
Boeing Co. (The), 5.81%, 5/1/50		530,000	667,714
Raytheon Technologies Corp., 4.125%, 11/16/28		2,580,000	2,818,174
TransDigm, Inc., 4.625%, 1/15/29		4,460,000	4,243,422
			10,583,426
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31(1)		1,016,000	965,426
Airlines — 0.8%
Air Canada, 3.875%, 8/15/26(1)		3,450,000	3,373,048
American Airlines 2021-1 Class A Pass Through Trust, 2.875%, 1/11/36		2,240,000	2,174,890
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		5,103,000	5,232,693
British Airways 2021-1 Class A Pass Through Trust, 2.90%, 9/15/36(1)		1,431,863	1,423,923

British Airways 2021-1 Class B Pass Through Trust, 3.90%, 3/15/33(1)		1,536,000	1,512,490
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)		2,900,000	3,098,868
United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 7/15/27		1,397,088	1,447,004
United Airlines, Inc., 4.625%, 4/15/29(1)		1,016,000	1,007,044
			19,269,960
Auto Components†
Aptiv plc, 3.10%, 12/1/51		790,000	696,535
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 3.10%, 5/4/23		1,400,000	1,414,420
Ford Motor Credit Co. LLC, 3.375%, 11/13/25		2,000,000	2,005,620
Ford Motor Credit Co. LLC, 2.90%, 2/10/29		3,000,000	2,847,525
General Motors Co., 5.15%, 4/1/38		560,000	637,399
General Motors Financial Co., Inc., 2.75%, 6/20/25		3,248,000	3,293,014
General Motors Financial Co., Inc., 2.40%, 10/15/28		927,000	894,862
General Motors Financial Co., Inc., 3.10%, 1/12/32		880,000	862,474
Volkswagen Financial Services NV, MTN, 1.125%, 9/18/23	GBP	1,500,000	1,994,237
			13,949,551
Banks — 4.3%
Banco Santander SA, 5.18%, 11/19/25		$1,000,000	1,088,928
Banco Santander SA, VRN, 1.72%, 9/14/27		800,000	767,566
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	1,500,000	2,044,362
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41		$1,670,000	1,525,553
Bank of America Corp., VRN, 3.42%, 12/20/28		3,291,000	3,420,833
Bank of America Corp., VRN, 2.57%, 10/20/32		1,546,000	1,499,410
Bank of America Corp., VRN, 2.48%, 9/21/36		835,000	775,881
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(1)		1,589,000	1,524,194
Barclays plc, 4.84%, 5/9/28		1,120,000	1,206,818
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	600,000	689,956
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	2,000,000	2,280,223
BNP Paribas SA, MTN, VRN, 2.00%, 5/24/31	GBP	2,000,000	2,593,674
BNP Paribas SA, VRN, 4.375%, 3/1/33(1)		$1,300,000	1,369,312
BPCE SA, VRN, 3.65%, 1/14/37(1)		1,416,000	1,400,483
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	1,600,000	1,849,329
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	2,700,000	3,112,657
Citigroup, Inc., VRN, 2.01%, 1/25/26		$1,907,000	1,905,184
Citigroup, Inc., VRN, 3.52%, 10/27/28		3,683,000	3,853,673
Commerzbank AG, MTN, VRN, 4.00%, 12/5/30	EUR	2,500,000	3,011,588
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(1)		$1,335,000	1,361,005
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	11,000,000	12,591,881
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	410,000	627,198
FNB Corp., 2.20%, 2/24/23		$1,160,000	1,168,792
HSBC Holdings plc, VRN, 2.80%, 5/24/32		1,560,000	1,510,400
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	2,600,000	3,096,852
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	2,600,000	3,181,727
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)		$5,090,000	4,880,399
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29		6,396,000	6,151,356
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42		1,930,000	1,893,470
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	4,860,000	5,724,966
Lloyds Banking Group plc, MTN, VRN, 1.75%, 9/7/28	EUR	800,000	918,986
Lloyds Banking Group plc, VRN, 1.875%, 1/15/26	GBP	700,000	934,491
Lloyds Banking Group plc, VRN, 1.99%, 12/15/31	GBP	2,000,000	2,592,240
National Australia Bank Ltd., 2.33%, 8/21/30(1)		$797,000	742,842
National Australia Bank Ltd., 2.99%, 5/21/31(1)		609,000	592,042
NatWest Group plc, MTN, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,458,367
Societe Generale SA, MTN, 1.25%, 12/7/27	GBP	2,500,000	3,130,707

Societe Generale SA, VRN, 1.79%, 6/9/27(1)		$1,045,000	998,727
Societe Generale SA, VRN, 4.03%, 1/21/43(1)		$1,008,000	971,451
UniCredit SpA, MTN, VRN, 2.00%, 9/23/29	EUR	1,700,000	1,909,713
UniCredit SpA, VRN, 3.13%, 6/3/32(1)		$2,700,000	2,552,304
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		3,300,000	3,522,519
US Bancorp, VRN, 2.49%, 11/3/36		665,000	639,071
Wells Fargo & Co., VRN, 3.07%, 4/30/41		1,345,000	1,299,988
Westpac Banking Corp., VRN, 2.89%, 2/4/30		675,000	677,543
Westpac Banking Corp., VRN, 3.02%, 11/18/36		661,000	633,100
			102,681,761
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		1,065,000	1,262,463
Anheuser-Busch InBev SA, MTN, 1.65%, 3/28/31	EUR	1,000,000	1,184,383
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29		$1,100,000	1,247,233
			3,694,079
Biotechnology†
AbbVie, Inc., 3.20%, 11/21/29		1,130,000	1,165,144
Building Products — 0.2%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		2,501,000	2,571,166
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		1,084,000	1,062,981
Standard Industries, Inc., 4.375%, 7/15/30(1)		810,000	774,996
			4,409,143
Capital Markets — 2.6%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26		893,000	876,910
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26		5,900,000	5,640,954
Blackstone Private Credit Fund, 2.625%, 12/15/26(1)		1,371,000	1,302,007
Blackstone Private Credit Fund, 3.25%, 3/15/27(1)		1,368,000	1,337,087
Blackstone Secured Lending Fund, 2.85%, 9/30/28(1)		850,000	800,056
Blue Owl Finance LLC, 3.125%, 6/10/31(1)		415,000	388,845
Blue Owl Finance LLC, 4.125%, 10/7/51(1)		1,283,000	1,214,538
Coinbase Global, Inc., 3.375%, 10/1/28(1)		5,891,000	5,293,329
Deutsche Bank AG, MTN, 2.625%, 12/16/24	GBP	2,100,000	2,844,157
Deutsche Bank AG, VRN, 2.31%, 11/16/27		$1,668,000	1,621,498
Deutsche Bank AG, VRN, 4.30%, 5/24/28		3,706,000	3,766,468
Deutsche Bank AG, VRN, 4.875%, 12/1/32		2,595,000	2,716,548
FS KKR Capital Corp., 3.125%, 10/12/28		1,820,000	1,755,095
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	1,400,000	2,031,532
Goldman Sachs Group, Inc. (The), VRN, 1.95%, 10/21/27		$1,243,000	1,210,664
Goldman Sachs Group, Inc. (The), VRN, 3.10%, 2/24/33		4,879,000	4,910,880
Golub Capital BDC, Inc., 2.50%, 8/24/26		344,000	331,734
Hercules Capital, Inc., 2.625%, 9/16/26		887,000	853,999
Hercules Capital, Inc., 3.375%, 1/20/27		1,156,000	1,144,558
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/29(1)		3,700,000	3,633,233
LPL Holdings, Inc., 4.625%, 11/15/27(1)		3,865,000	3,932,463
LPL Holdings, Inc., 4.375%, 5/15/31(1)		1,502,000	1,474,423
Main Street Capital Corp., 3.00%, 7/14/26		850,000	833,462
Morgan Stanley, MTN, VRN, 2.24%, 7/21/32		640,000	604,021
Morgan Stanley, VRN, 1.59%, 5/4/27		836,000	807,709
Morgan Stanley, VRN, 2.48%, 9/16/36		1,528,000	1,421,264
Owl Rock Capital Corp., 2.625%, 1/15/27		672,000	644,345
Owl Rock Core Income Corp., 3.125%, 9/23/26(1)		1,820,000	1,731,262
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)		1,770,000	1,955,504
Owl Rock Technology Finance Corp., 2.50%, 1/15/27		1,232,000	1,179,983
Prospect Capital Corp., 3.71%, 1/22/26		1,255,000	1,253,726
Prospect Capital Corp., 3.44%, 10/15/28		1,127,000	1,059,116

UBS Group AG, VRN, 1.49%, 8/10/27(1)		1,235,000	1,177,966
			61,749,336
Chemicals — 0.1%
CF Industries, Inc., 5.15%, 3/15/34		910,000	1,051,566
Tronox, Inc., 4.625%, 3/15/29(1)		2,050,000	1,974,512
			3,026,078
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 2.60%, 2/1/30		720,000	708,331
Waste Connections, Inc., 2.95%, 1/15/52		672,000	615,041
			1,323,372
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32		1,365,000	1,268,101
Construction Materials — 0.2%
Cemex SAB de CV, 5.20%, 9/17/30(1)		2,810,000	2,899,555
Cemex SAB de CV, 3.875%, 7/11/31(1)		2,160,000	2,051,352
Eagle Materials, Inc., 2.50%, 7/1/31		843,000	807,032
			5,757,939
Consumer Finance — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28		1,243,000	1,219,288
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33		1,000,000	971,519
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41		344,000	336,825
Ally Financial, Inc., 5.75%, 11/20/25		4,180,000	4,604,665
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)		748,000	776,831
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(1)		426,000	404,427
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(1)		1,894,000	1,813,320
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)		2,775,000	2,710,481
LFS Topco LLC, 5.875%, 10/15/26(1)		1,645,000	1,687,096
SLM Corp., 3.125%, 11/2/26		2,559,000	2,468,424
			16,992,876
Containers and Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(1)		2,294,000	2,189,038
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)		4,800,000	4,715,832
Sonoco Products Co., 2.25%, 2/1/27		1,238,000	1,230,571
			8,135,441
Diversified Financial Services — 0.2%
Antares Holdings LP, 2.75%, 1/15/27(1)		713,000	682,623
Block Financial LLC, 3.875%, 8/15/30		700,000	724,052
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		2,060,000	2,352,041
			3,758,716
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 4.35%, 3/1/29		1,595,000	1,753,700
AT&T, Inc., 5.15%, 3/15/42		1,290,000	1,534,274
AT&T, Inc., 4.55%, 3/9/49		1,260,000	1,405,376
AT&T, Inc., 3.55%, 9/15/55		1,260,000	1,192,265
British Telecommunications plc, 3.25%, 11/8/29(1)		292,000	290,971
Deutsche Telekom AG, MTN, 1.375%, 7/5/34	EUR	1,100,000	1,270,008
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,700,000	2,277,819
Level 3 Financing, Inc., 4.625%, 9/15/27(1)		$2,621,000	2,614,094
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)		1,500,000	1,483,630
Orange SA, MTN, 5.25%, 12/5/25	GBP	470,000	714,099
Telecom Italia Capital SA, 6.375%, 11/15/33		$3,205,000	3,295,541
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	200,000	279,121
Telecom Italia SpA, MTN, 4.00%, 4/11/24	EUR	1,200,000	1,407,306
Verizon Communications, Inc., 4.33%, 9/21/28		$892,000	983,365
Verizon Communications, Inc., 1.75%, 1/20/31		1,490,000	1,359,827

Verizon Communications, Inc., 4.40%, 11/1/34		855,000	959,293
Verizon Communications, Inc., 4.27%, 1/15/36		469,000	526,645
Verizon Communications, Inc., 4.86%, 8/21/46		841,000	1,030,689
			24,378,023
Electric Utilities — 0.8%
AEP Texas, Inc., 2.10%, 7/1/30		1,750,000	1,638,408
Alfa Desarrollo SpA, 4.55%, 9/27/51(1)		1,000,000	917,410
Baltimore Gas and Electric Co., 2.25%, 6/15/31		678,000	660,644
Commonwealth Edison Co., 3.20%, 11/15/49		640,000	630,752
Duke Energy Carolinas LLC, 2.55%, 4/15/31		462,000	460,770
Duke Energy Corp., 2.55%, 6/15/31		480,000	464,592
Duke Energy Florida LLC, 1.75%, 6/15/30		1,360,000	1,266,623
Duke Energy Progress LLC, 4.15%, 12/1/44		280,000	308,263
EDP - Energias de Portugal SA, VRN, 1.70%, 7/20/80	EUR	700,000	771,818
Exelon Corp., 4.45%, 4/15/46		$780,000	895,525
FEL Energy VI Sarl, 5.75%, 12/1/40(1)		3,125,993	3,065,099
Florida Power & Light Co., 2.45%, 2/3/32		651,000	645,097
Florida Power & Light Co., 4.125%, 2/1/42		680,000	767,387
Indiana Michigan Power Co., 3.25%, 5/1/51		429,000	415,489
MidAmerican Energy Co., 4.40%, 10/15/44		365,000	426,629
Northern States Power Co., 3.20%, 4/1/52		650,000	658,831
NRG Energy, Inc., 2.00%, 12/2/25(1)		2,130,000	2,094,134
Pacific Gas and Electric Co., 4.20%, 6/1/41		465,000	442,142
PacifiCorp, 3.30%, 3/15/51		870,000	858,721
Southern Co. Gas Capital Corp., 1.75%, 1/15/31		760,000	687,900
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		695,000	721,305
Xcel Energy, Inc., 3.40%, 6/1/30		810,000	851,441
			19,648,980
Energy Equipment and Services†
Halliburton Co., 2.92%, 3/1/30		1,000,000	1,003,827
Entertainment — 0.3%
Netflix, Inc., 5.875%, 2/15/25		1,070,000	1,178,402
Netflix, Inc., 3.625%, 6/15/25(1)		497,000	515,374
Netflix, Inc., 4.875%, 4/15/28		3,120,000	3,438,552
Netflix, Inc., 5.875%, 11/15/28		1,005,000	1,165,971
			6,298,299
Equity Real Estate Investment Trusts (REITs) — 2.5%
Agree LP, 2.90%, 10/1/30		1,225,000	1,211,071
American Finance Trust, Inc. / American Finance Operating Partner LP, 4.50%, 9/30/28(1)		8,398,000	8,158,783
Broadstone Net Lease LLC, 2.60%, 9/15/31		635,000	602,790
Corporate Office Properties LP, 2.00%, 1/15/29		1,390,000	1,308,382
Crown Castle International Corp., 3.30%, 7/1/30		980,000	995,691
EPR Properties, 4.75%, 12/15/26		1,618,000	1,696,803
EPR Properties, 4.95%, 4/15/28		7,809,000	8,224,520
EPR Properties, 3.60%, 11/15/31		1,094,000	1,048,000
IIP Operating Partnership LP, 5.50%, 5/25/26		2,880,000	2,966,699
Iron Mountain, Inc., 4.875%, 9/15/29(1)		4,545,000	4,493,119
LXP Industrial Trust, 2.375%, 10/1/31		1,790,000	1,665,563
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27		5,365,000	5,516,481
National Health Investors, Inc., 3.00%, 2/1/31		2,102,000	1,972,362
Office Properties Income Trust, 2.40%, 2/1/27		1,029,000	973,355
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 5/15/29(1)		603,000	596,919
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31		665,000	637,174
Piedmont Operating Partnership LP, 2.75%, 4/1/32		1,100,000	1,053,032
Rexford Industrial Realty LP, 2.15%, 9/1/31		1,301,000	1,201,467

RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/27		3,691,000	3,641,974
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)		1,712,000	1,658,919
Sabra Health Care LP, 3.20%, 12/1/31		2,749,000	2,612,279
STORE Capital Corp., 4.625%, 3/15/29		509,000	556,308
STORE Capital Corp., 2.70%, 12/1/31		598,000	562,330
Tanger Properties LP, 2.75%, 9/1/31		2,512,000	2,351,699
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)		3,860,000	3,878,721
			59,584,441
Food and Staples Retailing — 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)		3,702,000	3,776,688
Sysco Corp., 5.95%, 4/1/30		1,505,000	1,828,939
United Natural Foods, Inc., 6.75%, 10/15/28(1)		2,020,000	2,146,260
Walmart, Inc., 0.18%, 7/15/22	JPY	750,000,000	6,516,244
Wm Morrison Supermarkets plc, MTN, 3.50%, 7/27/26	GBP	1,300,000	1,739,715
			16,007,846
Food Products — 0.7%
JDE Peet's NV, 2.25%, 9/24/31(1)		$1,394,000	1,296,208
Kraft Heinz Foods Co., 5.00%, 6/4/42		1,094,000	1,248,140
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)		2,983,000	2,952,275
MARB BondCo plc, 3.95%, 1/29/31(1)		4,400,000	4,039,156
Mondelez International, Inc., 1.375%, 3/17/41	EUR	1,600,000	1,681,620
US Foods, Inc., 4.75%, 2/15/29(1)		$3,130,000	3,077,494
US Foods, Inc., 4.625%, 6/1/30(1)		3,591,000	3,497,885
			17,792,778
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)		2,100,000	2,024,799
Health Care Equipment and Supplies — 0.4%
Avantor Funding, Inc., 3.875%, 11/1/29(1)		3,760,000	3,616,255
Baxter International, Inc., 1.92%, 2/1/27(1)		1,470,000	1,442,900
Baxter International, Inc., 2.54%, 2/1/32(1)		2,120,000	2,055,982
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)		1,795,000	1,732,471
			8,847,608
Health Care Providers and Services — 0.8%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		1,615,000	1,646,896
Centene Corp., 4.625%, 12/15/29		2,318,000	2,414,058
Centene Corp., 3.375%, 2/15/30		2,241,000	2,202,601
CVS Health Corp., 1.75%, 8/21/30		1,580,000	1,451,195
CVS Health Corp., 4.78%, 3/25/38		320,000	369,801
HCA, Inc., 3.50%, 9/1/30		1,820,000	1,814,667
HCA, Inc., 2.375%, 7/15/31		220,000	205,517
HCA, Inc., 3.50%, 7/15/51		950,000	880,839
Humana, Inc., 2.15%, 2/3/32		872,000	811,797
Kaiser Foundation Hospitals, 3.00%, 6/1/51		470,000	455,769
Roche Holdings, Inc., 2.61%, 12/13/51(1)		1,220,000	1,120,894
Tenet Healthcare Corp., 6.75%, 6/15/23		1,630,000	1,709,267
Tenet Healthcare Corp., 6.125%, 10/1/28(1)		1,470,000	1,477,350
Universal Health Services, Inc., 1.65%, 9/1/26(1)		1,533,000	1,478,989
Universal Health Services, Inc., 2.65%, 10/15/30(1)		1,425,000	1,364,217
			19,403,857
Hotels, Restaurants and Leisure — 0.8%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)		2,758,000	2,645,522
Carnival Corp., 5.75%, 3/1/27(1)		3,770,000	3,624,930
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)		3,515,000	3,431,044
International Game Technology plc, 5.25%, 1/15/29(1)		1,810,000	1,851,811
Marriott International, Inc., 3.50%, 10/15/32		2,132,000	2,153,322

Penn National Gaming, Inc., 4.125%, 7/1/29(1)		1,788,000	1,683,429
Scientific Games International, Inc., 7.25%, 11/15/29(1)		2,400,000	2,603,472
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		1,839,000	1,800,418
			19,793,948
Household Durables — 0.4%
D.R. Horton, Inc., 2.50%, 10/15/24		800,000	811,589
KB Home, 4.80%, 11/15/29		4,103,000	4,287,799
Safehold Operating Partnership LP, 2.85%, 1/15/32		2,183,000	2,082,126
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		2,069,000	1,933,284
			9,114,798
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, MTN, 1.00%, 2/20/25	GBP	1,800,000	2,379,222
Insurance — 0.9%
Assured Guaranty US Holdings, Inc., 3.60%, 9/15/51		$768,000	747,700
Athene Global Funding, 1.99%, 8/19/28(1)		2,189,000	2,078,553
Brighthouse Financial Global Funding, 2.00%, 6/28/28(1)		681,000	652,509
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	1,800,000	2,093,190
Equitable Financial Life Global Funding, 1.80%, 3/8/28(1)		$1,740,000	1,663,915
GA Global Funding Trust, 2.90%, 1/6/32(1)		1,715,000	1,647,646
Global Atlantic Fin Co., 3.125%, 6/15/31(1)		698,000	667,357
Global Atlantic Fin Co., VRN, 4.70%, 10/15/51(1)		3,740,000	3,731,777
Guardian Life Global Funding, 1.625%, 9/16/28(1)		1,388,000	1,314,221
Hill City Funding Trust, 4.05%, 8/15/41(1)		2,100,000	1,928,648
RGA Global Funding, 2.70%, 1/18/29(1)		857,000	856,226
SBL Holdings, Inc., 5.125%, 11/13/26(1)		985,000	1,057,269
SBL Holdings, Inc., VRN, 6.50%(1)(3)		2,512,000	2,392,680
Stewart Information Services Corp., 3.60%, 11/15/31		1,662,000	1,638,101
			22,469,792
IT Services — 0.1%
Fiserv, Inc., 2.65%, 6/1/30		1,235,000	1,210,592
Life Sciences Tools and Services†
Danaher Corp., 2.80%, 12/10/51		930,000	844,216
Machinery — 0.1%
Cummins, Inc., 2.60%, 9/1/50		1,120,000	987,271
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28		2,364,000	2,633,701
			3,620,972
Media — 1.5%
AMC Networks, Inc., 4.25%, 2/15/29		4,665,000	4,494,308
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)		4,300,000	4,109,682
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41		910,000	816,676
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		1,820,000	1,941,495
Comcast Corp., 3.75%, 4/1/40		1,285,000	1,363,581
CSC Holdings LLC, 7.50%, 4/1/28(1)		1,720,000	1,781,266
CSC Holdings LLC, 4.50%, 11/15/31(1)		1,400,000	1,306,718
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)		2,155,000	2,168,145
Discovery Communications LLC, 4.65%, 5/15/50		735,000	797,724
DISH DBS Corp., 5.25%, 12/1/26(1)		2,360,000	2,293,625
Gray Escrow II, Inc., 5.375%, 11/15/31(1)		3,163,000	3,124,411
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)		5,090,000	4,691,147
Time Warner Cable LLC, 4.50%, 9/15/42		1,735,000	1,759,139
ViacomCBS, Inc., 4.20%, 6/1/29		810,000	874,065
ViacomCBS, Inc., 4.375%, 3/15/43		505,000	536,604
VTR Finance NV, 6.375%, 7/15/28(1)		3,070,000	3,136,650
			35,195,236

Metals and Mining — 0.9%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)		2,940,000	2,957,611
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)		5,739,000	5,608,380
Freeport-McMoRan, Inc., 4.625%, 8/1/30		3,481,000	3,627,272
Glencore Funding LLC, 2.625%, 9/23/31(1)		1,280,000	1,198,699
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		2,200,000	2,286,823
Novelis Corp., 4.75%, 1/30/30(1)		1,283,000	1,278,452
Novelis Corp., 3.875%, 8/15/31(1)		1,315,000	1,240,551
Steel Dynamics, Inc., 3.45%, 4/15/30		405,000	421,318
Steel Dynamics, Inc., 3.25%, 1/15/31		1,890,000	1,924,404
Teck Resources Ltd., 6.25%, 7/15/41		1,200,000	1,510,848
			22,054,358
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		5,140,000	5,038,125
Starwood Property Trust, Inc., 4.375%, 1/15/27(1)		9,512,000	9,497,780
			14,535,905
Multi-Utilities — 0.4%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)		1,645,000	1,592,622
Ameren Corp., 1.95%, 3/15/27		535,000	526,424
Ameren Corp., 3.50%, 1/15/31		1,243,000	1,303,805
CenterPoint Energy, Inc., 4.25%, 11/1/28		1,020,000	1,112,078
Dominion Energy, Inc., 2.25%, 8/15/31		600,000	571,567
Dominion Energy, Inc., 4.90%, 8/1/41		750,000	881,114
NiSource, Inc., 5.65%, 2/1/45		967,000	1,235,980
Sempra Energy, 3.25%, 6/15/27		770,000	797,232
WEC Energy Group, Inc., 1.375%, 10/15/27		1,240,000	1,172,567
			9,193,389
Multiline Retail — 0.2%
Dollar Tree, Inc., 2.65%, 12/1/31		1,340,000	1,295,131
Marks & Spencer plc, 4.50%, 7/10/27	GBP	1,400,000	1,916,157
Target Corp., 2.95%, 1/15/52		$923,000	904,172
			4,115,460
Oil, Gas and Consumable Fuels — 2.7%
Aker BP ASA, 3.75%, 1/15/30(1)		2,580,000	2,655,859
Aker BP ASA, 4.00%, 1/15/31(1)		650,000	680,810
BP Capital Markets America, Inc., 3.06%, 6/17/41		750,000	711,237
Cenovus Energy, Inc., 2.65%, 1/15/32		770,000	732,556
Continental Resources, Inc., 2.27%, 11/15/26(1)		920,000	891,250
Continental Resources, Inc., 2.875%, 4/1/32(1)		630,000	594,077
Diamondback Energy, Inc., 3.50%, 12/1/29		680,000	700,566
Ecopetrol SA, 4.625%, 11/2/31		1,800,000	1,661,472
Enbridge, Inc., 3.40%, 8/1/51		900,000	857,600
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)		3,250,000	3,262,734
Energy Transfer LP, 3.60%, 2/1/23		949,000	964,340
Energy Transfer LP, 3.75%, 5/15/30		500,000	514,008
Energy Transfer LP, 4.90%, 3/15/35		450,000	487,133
Enterprise Products Operating LLC, 4.85%, 3/15/44		1,365,000	1,550,320
Enterprise Products Operating LLC, 3.30%, 2/15/53		644,000	596,009
EQM Midstream Partners LP, 4.50%, 1/15/29(1)		1,525,000	1,458,945
Equinor ASA, 3.25%, 11/18/49		320,000	319,760
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)		4,500,000	4,291,644
Gazprom PJSC via Gaz Finance plc, 3.25%, 2/25/30(1)		3,500,000	3,144,242
Geopark Ltd., 6.50%, 9/21/24		809,000	831,102
Geopark Ltd., 5.50%, 1/17/27(1)		2,250,000	2,121,649
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		690,000	870,104

Lukoil Capital DAC, 3.60%, 10/26/31(1)		4,469,000	4,076,510
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)		3,500,000	3,395,000
MEG Energy Corp., 5.875%, 2/1/29(1)		4,000,000	4,071,580
Petroleos Mexicanos, 5.95%, 1/28/31		6,000,000	5,717,730
Petroleos Mexicanos, 6.70%, 2/16/32(1)		356,000	352,994
Petroleos Mexicanos, 6.625%, 6/15/35		1,290,000	1,204,834
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)		5,250,000	5,199,863
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		2,185,000	2,388,524
Southwestern Energy Co., 5.375%, 3/15/30		4,136,000	4,243,763
TransCanada PipeLines Ltd., 2.50%, 10/12/31		890,000	847,072
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30		580,000	596,358
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)		1,701,000	1,686,142
Williams Cos., Inc. (The), 4.55%, 6/24/24		1,040,000	1,098,463
			64,776,250
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(1)		920,000	911,438
Pharmaceuticals — 0.3%
Bayer AG, VRN, 2.375%, 11/12/79	EUR	1,800,000	1,997,762
Bristol-Myers Squibb Co., 2.55%, 11/13/50		$1,678,000	1,482,034
Merck & Co., Inc., 1.70%, 6/10/27		915,000	898,131
Merck & Co., Inc., 2.15%, 12/10/31		955,000	923,236
Viatris, Inc., 4.00%, 6/22/50		1,007,000	996,998
			6,298,161
Real Estate Management and Development — 0.3%
Essential Properties LP, 2.95%, 7/15/31		1,330,000	1,269,808
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(1)		676,000	657,703
Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, 4/15/30(1)		4,301,000	4,125,992
			6,053,503
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		757,000	857,562
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51		550,000	557,649
DAE Funding LLC, 1.55%, 8/1/24(1)		1,289,000	1,256,567
DAE Funding LLC, 3.375%, 3/20/28(1)		1,145,000	1,133,351
Union Pacific Corp., MTN, 3.55%, 8/15/39		1,400,000	1,459,965
			5,265,094
Semiconductors and Semiconductor Equipment — 0.6%
Broadcom, Inc., 4.75%, 4/15/29		823,000	907,043
Intel Corp., 2.80%, 8/12/41		1,680,000	1,574,282
Microchip Technology, Inc., 4.25%, 9/1/25		6,015,000	6,198,345
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 6/18/29(1)		540,000	587,314
Qorvo, Inc., 4.375%, 10/15/29		2,712,000	2,807,422
Qorvo, Inc., 3.375%, 4/1/31(1)		1,909,000	1,862,688
			13,937,094
Software — 0.2%
Microsoft Corp., 2.53%, 6/1/50		765,000	694,010
NCR Corp., 5.125%, 4/15/29(1)		2,700,000	2,698,731
Oracle Corp., 3.60%, 4/1/40		1,600,000	1,483,100
			4,875,841
Specialty Retail — 0.4%
AutoNation, Inc., 1.95%, 8/1/28		900,000	858,593
Dick's Sporting Goods, Inc., 3.15%, 1/15/32		1,388,000	1,359,513
Home Depot, Inc. (The), 3.90%, 6/15/47		630,000	696,432
Home Depot, Inc. (The), 2.375%, 3/15/51		298,000	254,234
Lowe's Cos., Inc., 2.625%, 4/1/31		1,855,000	1,828,886
Michaels Cos., Inc. (The), 5.25%, 5/1/28(1)		2,015,000	1,945,472

Victoria's Secret & Co., 4.625%, 7/15/29(1)		1,620,000	1,563,592
			8,506,722
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.65%, 2/8/51		815,000	742,615
Dell International LLC / EMC Corp., 4.90%, 10/1/26		1,275,000	1,400,355
Dell International LLC / EMC Corp., 8.10%, 7/15/36		484,000	697,214
Dell International LLC / EMC Corp., 3.375%, 12/15/41(1)		1,315,000	1,192,032
Dell International LLC / EMC Corp., 8.35%, 7/15/46		208,000	328,990
HP, Inc., 2.65%, 6/17/31		1,650,000	1,577,234
Seagate HDD Cayman, 4.875%, 3/1/24		537,000	556,332
			6,494,772
Thrifts and Mortgage Finance — 0.6%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)		3,640,000	3,388,149
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	2,400,000	2,773,752
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)		$1,845,000	1,925,586
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(1)		6,259,000	5,967,080
			14,054,567
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(1)		989,000	1,070,447
BOC Aviation Ltd., MTN, 1.75%, 1/21/26		2,000,000	1,943,761
			3,014,208
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30		1,410,000	1,400,522
Wireless Telecommunication Services — 0.7%
Sprint Corp., 7.625%, 2/15/25		3,310,000	3,687,770
T-Mobile USA, Inc., 4.75%, 2/1/28		3,945,000	4,082,207
T-Mobile USA, Inc., 3.50%, 4/15/31		3,553,000	3,472,347
T-Mobile USA, Inc., 3.50%, 4/15/31(1)		745,000	728,089
T-Mobile USA, Inc., 3.40%, 10/15/52(1)		855,000	788,276
Vodafone Group plc, VRN, 4.20%, 10/3/78	EUR	3,000,000	3,606,933
Vodafone Group plc, VRN, 2.625%, 8/27/80	EUR	1,000,000	1,119,225
			17,484,847
TOTAL CORPORATE BONDS (Cost $753,322,083)			732,018,249
COLLATERALIZED LOAN OBLIGATIONS — 6.3%
Aimco CLO Ltd., Series 2019-10A, Class CR, VRN, 2.16%, (3-month LIBOR plus 1.90%), 7/22/32(1)		$6,000,000	6,000,014
Aimco CLO Ltd., Series 2019-10A, Class DR, VRN, 3.16%, (3-month LIBOR plus 2.90%), 7/22/32(1)		2,200,000	2,197,462
AMMC CLO XIII Ltd., Series 2013-13A, Class A3R2, VRN, 2.52%, (3-month LIBOR plus 2.25%), 7/24/29(1)		4,500,000	4,504,730
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class B1, VRN, 3.15%, (3-month LIBOR plus 2.90%), 1/20/32(1)		8,850,000	8,872,054
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 2.36%, (3-month LIBOR plus 2.10%), 4/22/31(1)		2,400,000	2,403,102
ARES LII CLO Ltd., Series 2019-52A, Class DR, VRN, 3.56%, (3-month LIBOR plus 3.30%), 4/22/31(1)		5,200,000	5,225,094
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 3.04%, (3-month LIBOR plus 2.80%), 1/15/29(1)		5,300,000	5,315,791
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.84%, (3-month LIBOR plus 1.60%), 4/17/33(1)		5,650,000	5,651,413
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/18/31(1)		6,225,000	6,231,220
CarVal CLO III Ltd., Series 2019-2A, Class DR, VRN, 3.20%, (3-month LIBOR plus 2.95%), 7/20/32(1)		3,900,000	3,910,671
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 2.09%, (3-month LIBOR plus 1.85%), 10/15/30(1)		4,250,000	4,240,835
Dryden CLO Ltd., Series 2019-72A, Class CR, VRN, 2.01%, (3-month LIBOR plus 1.85%), 5/15/32(1)		3,050,000	3,048,520
Dryden CLO Ltd., Series 2021-87A, Class D, VRN, 3.11%, (3-month LIBOR plus 2.95%), 5/20/34(1)		6,400,000	6,405,014
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/15/33(1)		3,250,000	3,255,928
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.39%, (3-month LIBOR plus 3.15%), 4/15/33(1)		3,700,000	3,704,602
Elmwood CLO VIII Ltd., Series 2021-1A, Class D1, VRN, 3.25%, (3-month LIBOR plus 3.00%), 1/20/34(1)		6,000,000	6,031,238
Elmwood CLO X Ltd., Series 2021-3A, Class D, VRN, 3.15%, (3-month LIBOR plus 2.90%), 10/20/34(1)		3,750,000	3,765,918
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.37%, (3-month LIBOR plus 1.12%), 7/20/31(1)		3,025,000	3,025,061
KKR CLO Ltd., Series 2018, Class CR, VRN, 2.34%, (3-month LIBOR plus 2.10%), 7/18/30(1)		5,975,000	5,975,534

KKR CLO Ltd., Series 2022A, Class B, VRN, 1.85%, (3-month LIBOR plus 1.60%), 7/20/31(1)	4,000,000	3,997,790
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 4/15/31(1)	3,750,000	3,739,217
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 2.36%, (3-month LIBOR plus 2.10%), 1/25/32(1)	5,200,000	5,207,552
Marathon Clo Ltd., Series 2021-17A, Class B1, VRN, 2.89%, (3-month LIBOR plus 2.68%), 1/20/35(1)	4,850,000	4,854,646
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 3.10%, (3-month LIBOR plus 2.85%), 1/20/31(1)	3,500,000	3,480,758
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class C1, VRN, 2.85%, (3-month LIBOR plus 2.60%), 1/20/33(1)	4,485,000	4,496,591
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 2.13%, (3-month LIBOR plus 2.00%), 7/19/30(1)	4,500,000	4,489,799
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 2.05%, (3-month SOFR plus 2.00%), 4/15/30(1)(4)	3,500,000	3,500,035
Rad CLO 15 Ltd., Series 2021-15A, Class D, VRN, 3.30%, (3-month LIBOR plus 3.05%), 1/20/34(1)	2,950,000	2,962,266
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(1)	4,000,000	4,006,556
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 2.75%, (3-month LIBOR plus 2.50%), 7/20/32(1)	8,000,000	8,033,515
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.94%, (3-month LIBOR plus 1.70%), 4/18/33(1)	4,750,000	4,752,879
Taconic Park CLO Ltd., Series 2016-1A, Class BR, VRN, 2.15%, (3-month LIBOR plus 1.90%), 1/20/29(1)	3,400,000	3,401,088
TCI-Symphony CLO Ltd., Series 2016 -1A, Class CR2, VRN, 2.39%, (3-month LIBOR plus 2.15%), 10/13/32(1)	3,850,000	3,857,570
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $150,030,621)		150,544,463
ASSET-BACKED SECURITIES — 4.3%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	5,972,458	5,851,502
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(1)	4,746,875	4,630,897
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33(1)	3,349,341	3,324,889
Falcon Aerospace Ltd., Series 2019-1, Class A SEQ, 3.60%, 9/15/39(1)	3,778,859	3,662,024
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(1)	4,057,000	3,954,776
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	13,400,000	13,178,594
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	5,800,000	5,627,503
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)	10,175,000	10,138,978
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	1,775,945	1,823,909
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(1)	2,891,684	2,828,006
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)	5,952,658	5,704,477
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A SEQ, 2.64%, 10/15/46(1)	7,216,764	7,103,322
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	11,007,528	10,765,764
Navigator Aircraft ABS Ltd., Series 2021-1, Class A SEQ, 2.77%, 11/15/46(1)	6,976,562	6,843,657
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)	4,323,162	4,275,626
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)	7,500,000	7,227,777
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(1)	2,700,000	2,602,353
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37(1)	1,647,066	1,635,602
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	1,216,896	1,215,660
TOTAL ASSET-BACKED SECURITIES (Cost $104,370,586)		102,395,316
PREFERRED STOCKS — 3.9%
Automobiles — 0.2%
Volkswagen International Finance NV, 3.875%	4,500,000	5,272,809
Banks — 0.8%
Banco Santander SA, 4.75%	3,800,000	3,661,300
Bank of America Corp., 4.375%	3,740,000	3,702,974
BNP Paribas SA, 4.625%	4,585,000	4,518,517
ING Groep NV, 3.875%	3,885,000	3,564,488
Intesa Sanpaolo SpA, 3.75%	1,600,000	1,728,496
PNC Financial Services Group, Inc. (The), 3.40%	603,000	569,829
SVB Financial Group, 4.25%	1,336,000	1,317,630
		19,063,234
Capital Markets — 0.1%
UBS Group AG, 4.875%(1)	1,093,000	1,094,202

Diversified Telecommunication Services — 0.2%
Orange SA, MTN, 2.375%	1,000,000	1,159,028
Telefonica Europe BV, 2.38%	2,300,000	2,404,758
Telefonica Europe BV, 2.875%	1,800,000	1,994,300
		5,558,086
Electric Utilities — 0.4%
Electricite de France SA, 3.375%	3,600,000	3,942,320
Enel SpA, 2.25%	1,900,000	2,155,743
Naturgy Finance BV, 2.37%	700,000	778,740
SSE plc, 3.125%	2,600,000	3,074,406
		9,951,209
Hotels, Restaurants and Leisure — 0.1%
Accor SA, 2.625%	2,600,000	2,786,092
Insurance — 1.1%
Allianz SE, 2.625%	2,000,000	2,141,251
Allianz SE, 3.20%(1)	6,595,000	6,108,619
Assicurazioni Generali SpA, MTN, 4.60%	3,900,000	4,750,141
AXA SA, MTN, 6.69%	1,230,000	1,934,874
BNP Paribas Cardif SA, 4.03%	3,100,000	3,828,146
Credit Agricole Assurances SA, 4.25%	3,300,000	4,004,600
Intesa Sanpaolo Vita SpA, 4.75%	2,300,000	2,754,475
		25,522,106
Oil, Gas and Consumable Fuels — 0.6%
Eni SpA, 3.375%	4,700,000	5,372,621
TotalEnergies SE, MTN, 2.625%	4,292,000	4,959,493
Wintershall Dea Finance 2 BV, 2.50%	2,100,000	2,226,859
Wintershall Dea Finance 2 BV, 3.00%	1,400,000	1,464,494
		14,023,467
Trading Companies and Distributors — 0.4%
Air Lease Corp., 4.125%	4,320,000	4,217,400
Aircastle Ltd., 5.25%(1)	5,290,000	5,290,000
		9,507,400
TOTAL PREFERRED STOCKS (Cost $96,819,753)		92,778,605
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Private Sponsor Collateralized Mortgage Obligations — 2.6%
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	5,500,000	5,500,478
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	219,566	224,979
Bellemeade Re Ltd., Series 2019-1A, Class B1, VRN, 4.11%, (1-month LIBOR plus 4.00%), 3/25/29(1)	3,700,000	3,726,497
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.95%, 8/25/34	621,525	638,075
COLT Mortgage Loan Trust, Series 2020-1, Class M1 SEQ, VRN, 3.33%, 2/25/50(1)	4,851,000	4,846,132
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 5.86%, 5/25/65(1)	4,482,000	4,618,111
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.22%, 5/25/65(1)	3,900,000	4,024,750
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.38%, 6/25/56(1)	5,000,000	4,908,562
JP Morgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	194,549	201,163
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34	370,677	374,863
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.11%, 11/25/35	24,086	24,171
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.81%, 2/25/35	335,809	340,342
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.81%, 2/25/35	172,669	175,314
New Residential Mortgage Loan Trust, Series 2015-2A, Class B5, VRN, 5.46%, 8/25/55(1)	4,630,864	4,739,116
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class B1, VRN, 3.74%, 9/25/59(1)	5,154,000	5,155,765
Oaktown Re IV Ltd., Series 2020-1A, Class M2, VRN, 7.11%, (1-month LIBOR plus 7.00%), 7/25/30(1)	1,858,759	1,865,362
Radnor Re Ltd., Series 2018-1, Class M2, VRN, 2.81%, (1-month LIBOR plus 2.70%), 3/25/28(1)	12,500,000	12,507,495
Starwood Mortgage Residential Trust, Series 2020-2 Class B2E, VRN, 3.00%, 4/25/60(1)	5,000,000	5,005,469

Starwood Mortgage Residential Trust, Series 2020-3, Class M1 SEQ, VRN, 3.54%, 4/25/65(1)	3,529,000	3,529,473
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.36%, 7/25/34	466,024	478,936
		62,885,053
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.36%, (1-month LIBOR plus 3.25%), 5/25/25	646,286	654,728
FHLMC, Series 2018-DNA3, Class M2, VRN, 2.21%, (1-month LIBOR plus 2.10%), 9/25/48(1)	5,500,000	5,570,024
FHLMC, Series 2020-HQA4, Class M2, VRN, 3.26%, (1-month LIBOR plus 3.15%), 9/25/50(1)	599,055	601,657
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	626,976	110,641
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	1,106,515	206,835
FNMA, Series 2013-C01, Class M2, VRN, 5.36%, (1-month LIBOR plus 5.25%), 10/25/23	2,779,781	2,905,309
FNMA, Series 2014-C02, Class 2M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	1,658,937	1,683,049
FNMA, Series 2015-C04, Class 1M2, VRN, 5.81%, (1-month LIBOR plus 5.70%), 4/25/28	1,641,205	1,730,821
		13,463,064
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $77,120,417)		76,348,117
EXCHANGE-TRADED FUNDS — 2.5%
iShares JP Morgan USD Emerging Markets Bond ETF	230,000	24,237,400
VanEck J. P. Morgan EM Local Currency Bond ETF	1,270,000	36,449,000
TOTAL EXCHANGE-TRADED FUNDS (Cost $64,402,247)		60,686,400
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 2.34%, (1-year H15T1Y plus 2.25%), 9/1/35	481,466	508,034
FHLMC, VRN, 1.88%, (12-month LIBOR plus 1.63%), 8/1/46	442,775	458,288
FNMA, VRN, 1.75%, (6-month LIBOR plus 1.57%), 6/1/35	235,074	244,509
FNMA, VRN, 1.77%, (6-month LIBOR plus 1.57%), 6/1/35	270,239	281,091
FNMA, VRN, 1.68%, (6-month LIBOR plus 1.54%), 9/1/35	473,080	492,012
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	916,612	938,129
FNMA, VRN, 3.11%, (12-month LIBOR plus 1.61%), 4/1/47	584,641	598,847
FNMA, VRN, 3.23%, (12-month LIBOR plus 1.62%), 5/1/47	663,018	686,076
		4,206,986
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.8%
FHLMC, 6.00%, 2/1/38	938	1,081
FNMA, 3.50%, 10/1/40	1,059,084	1,126,249
FNMA, 4.50%, 9/1/41	7,085	7,755
FNMA, 3.50%, 12/1/41	58,296	61,890
FNMA, 3.50%, 5/1/42	22,304	23,717
FNMA, 3.50%, 6/1/42	12,714	13,524
FNMA, 3.50%, 8/1/42	77,712	82,667
FNMA, 3.50%, 9/1/42	7,856	8,355
FNMA, 4.00%, 2/1/46	140,680	151,162
FNMA, 2.50%, 12/1/51	981,162	981,712
GNMA, 2.50%, TBA	2,250,000	2,264,238
GNMA, 6.00%, 7/15/33	2,156	2,492
GNMA, 5.50%, 1/15/39	2,340	2,696
GNMA, 5.50%, 9/15/39	8,964	10,214
GNMA, 4.50%, 10/15/39	2,898	3,274
GNMA, 5.00%, 10/15/39	5,052	5,767
GNMA, 4.50%, 1/15/40	3,778	4,223
GNMA, 4.00%, 12/15/40	4,808	5,274
GNMA, 4.50%, 12/15/40	16,477	18,615
GNMA, 3.50%, 6/20/42	2,398,050	2,557,086
GNMA, 3.50%, 3/15/46	413,103	437,617
GNMA, 3.50%, 6/20/51	1,055,483	1,094,840

GNMA, 3.00%, 7/20/51	7,019,675	7,196,195
GNMA, 3.00%, 8/20/51	7,156,040	7,336,934
GNMA, 2.50%, 9/20/51	734,882	740,676
GNMA, 3.00%, 9/20/51	14,466,089	14,829,861
GNMA, 3.00%, 11/20/51	227,719	233,450
GNMA, 3.50%, 12/20/51	1,674,689	1,740,400
GNMA, 3.50%, 1/20/52	1,100,000	1,144,437
UMBS, 3.00%, TBA	1,300,000	1,328,133
		43,414,534
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $48,239,355)		47,621,520
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(1)	5,700,000	5,674,494
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	6,200,000	6,014,629
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, VRN, 1.96%, (1-month LIBOR plus 1.85%), 11/15/26(1)	10,450,000	10,415,726
BXMT Ltd., Series 2020-FL2, Class D, VRN, 2.11%, (30-day average SOFR plus 2.06%), 2/15/38(1)	8,000,000	7,982,618
BXMT Ltd., Series 2021-RISE, Class D, VRN, 1.86%, (1-month LIBOR plus 1.75%), 11/15/36(1)	6,572,000	6,570,651
PFP Ltd., Series 2021-8, Class D, VRN, 2.26%, (1-month LIBOR plus 2.15%), 8/9/37(1)	4,800,000	4,751,631
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $42,182,030)		41,409,749
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	605,000	886,087
California State University Rev., 2.98%, 11/1/51	825,000	786,776
Chicago GO, 7.05%, 1/1/29	330,000	377,409
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	35,358
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	725,000	748,706
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	1,905,000	1,858,342
Los Angeles Community College District GO, 6.75%, 8/1/49	675,000	1,125,195
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	75,000	97,934
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	200,000	270,545
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,576,542
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	214,145
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	157,469
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	230,000	353,421
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	65,493
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	837,642
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	130,000	186,459
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	525,154
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	467,538
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	205,000	266,917
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	200,000	267,646
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	300,000	357,850
State of California GO, 4.60%, 4/1/38	120,000	136,146
State of California GO, 7.55%, 4/1/39	410,000	657,531
State of California GO, 7.30%, 10/1/39	595,000	902,832
State of California GO, 7.60%, 11/1/40	20,000	33,024
TOTAL MUNICIPAL SECURITIES (Cost $12,982,370)		13,192,161
U.S. TREASURY SECURITIES — 0.2%
U.S. Treasury Bonds, 3.50%, 2/15/39	50,000	60,617
U.S. Treasury Bonds, 1.375%, 11/15/40(5)	500,000	438,535
U.S. Treasury Bonds, 2.00%, 11/15/41	4,000,000	3,889,375
TOTAL U.S. TREASURY SECURITIES (Cost $4,600,864)		4,388,527

BANK LOAN OBLIGATIONS(6) — 0.2%
Media — 0.2%
DirecTV Financing, LLC, Term Loan, 5.75%, (3-month LIBOR plus 5.00%), 8/2/27 (Cost $4,078,398)	4,068,313	4,079,134
SHORT-TERM INVESTMENTS — 7.3%
Commercial Paper(7) — 5.0%
Credit Agricole Corporate and Investment Bank, 0.06%, 2/1/22(1)	30,249,000	30,248,946
Landesbank Baden-Wuerttemberg, 0.07%, 2/1/22(1)	90,000,000	89,999,737
		120,248,683
Repurchase Agreements — 1.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 6.00%, 4/30/24 - 2/15/49, valued at $8,324,791) in a joint trading account at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $8,180,142)		8,180,137
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 4.375%, 5/15/41 - 11/15/41, valued at $27,814,481) at 0.02%, dated 1/31/22, due 2/1/22 (Delivery value $27,269,015)		27,269,000
		35,449,137
Treasury Bills — 0.8%
U.S. Treasury Bills, 0.04%, 3/10/22(5)(7)	19,000,000	18,999,458
TOTAL SHORT-TERM INVESTMENTS (Cost $174,697,284)		174,697,278
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $2,415,019,642)		2,381,232,499
OTHER ASSETS AND LIABILITIES — 0.4%		8,752,876
TOTAL NET ASSETS — 100.0%		$2,389,985,375

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	16,604,242	USD	11,965,681	Bank of America N.A.	3/16/22	$(223,439)
USD	16,253,296	AUD	22,659,625	Bank of America N.A.	3/16/22	228,789
USD	11,750,438	AUD	16,496,936	UBS AG	3/16/22	84,081
BRL	14,735,452	USD	2,588,664	Goldman Sachs & Co.	3/16/22	156,478
CAD	1,588,000	USD	1,228,589	Bank of America N.A.	3/16/22	20,600
USD	51,866,432	CAD	65,960,098	Bank of America N.A.	3/16/22	(20,624)
USD	2,756,064	CAD	3,523,959	Bank of America N.A.	3/16/22	(16,034)
USD	1,997,596	CAD	2,501,534	Bank of America N.A.	3/16/22	29,781
USD	13,731,764	CHF	12,631,575	Morgan Stanley	3/16/22	84,495
USD	220,225,464	CNY	1,406,249,699	Morgan Stanley	3/16/22	153,089
COP	94,596,155,853	USD	23,983,914	Goldman Sachs & Co.	3/16/22	(143,333)
USD	23,686,034	COP	94,501,355,749	Goldman Sachs & Co.	3/16/22	(130,654)
USD	3,399,553	CZK	76,904,168	UBS AG	3/16/22	(134,837)
DKK	47,333,750	USD	7,235,676	UBS AG	3/16/22	(82,135)
DKK	47,528,160	USD	7,318,193	UBS AG	3/16/22	(135,272)
USD	35,257,158	DKK	231,046,504	UBS AG	3/16/22	339,145
EUR	4,135,292	USD	4,750,681	JPMorgan Chase Bank N.A.	3/16/22	(100,581)
EUR	5,557,000	USD	6,343,860	JPMorgan Chase Bank N.A.	3/16/22	(95,062)
EUR	559,667	USD	631,648	JPMorgan Chase Bank N.A.	3/16/22	(2,307)
EUR	1,806,911	USD	2,035,514	JPMorgan Chase Bank N.A.	3/16/22	(3,658)
EUR	29,968	USD	33,844	JPMorgan Chase Bank N.A.	3/16/22	(145)
USD	1,096,757	EUR	982,402	JPMorgan Chase Bank N.A.	3/16/22	(7,946)
USD	659,928	EUR	587,821	JPMorgan Chase Bank N.A.	3/16/22	(1,072)
USD	378,192,651	EUR	334,161,228	JPMorgan Chase Bank N.A.	3/16/22	2,431,241
USD	5,825,971	EUR	5,158,192	JPMorgan Chase Bank N.A.	3/16/22	25,629
USD	3,280,639	EUR	2,886,514	JPMorgan Chase Bank N.A.	3/16/22	34,779
USD	2,040,657	GBP	1,495,795	Bank of America N.A.	3/16/22	29,473
USD	66,915,467	GBP	50,608,804	Bank of America N.A.	3/16/22	(1,131,006)

HUF	3,996,210,688	USD	12,266,405	UBS AG	3/16/22	308,857
USD	12,482,636	HUF	3,995,504,441	UBS AG	3/16/22	(90,403)
USD	7,219,163	IDR	104,497,378,633	Goldman Sachs & Co.	3/16/22	(50,135)
JPY	421,442,296	USD	3,707,220	Bank of America N.A.	3/16/22	(43,581)
USD	171,039,474	JPY	19,419,821,890	Bank of America N.A.	3/16/22	2,221,067
USD	893,773	JPY	101,311,849	Bank of America N.A.	3/16/22	13,059
USD	1,322,800	JPY	150,275,219	Bank of America N.A.	3/16/22	16,443
MXN	417,325,151	USD	19,593,834	JPMorgan Chase Bank N.A.	3/16/22	493,301
MXN	93,981,364	USD	4,452,700	JPMorgan Chase Bank N.A.	3/16/22	70,910
USD	12,726,406	MXN	263,169,349	JPMorgan Chase Bank N.A.	3/16/22	59,261
USD	11,951,572	MXN	247,676,013	JPMorgan Chase Bank N.A.	3/16/22	30,168
USD	2,963,749	MXN	60,904,754	JPMorgan Chase Bank N.A.	3/16/22	32,217
USD	6,716,563	MYR	28,370,762	Goldman Sachs & Co.	3/16/22	(68,334)
USD	5,300,283	NOK	47,658,907	UBS AG	3/16/22	(54,296)
NZD	35,617,572	USD	24,245,594	JPMorgan Chase Bank N.A.	3/16/22	(825,691)
USD	1,706,679	NZD	2,517,874	Bank of America N.A.	3/16/22	51,082
USD	10,082,567	NZD	14,653,424	JPMorgan Chase Bank N.A.	3/16/22	447,386
USD	12,344,197	NZD	18,114,657	JPMorgan Chase Bank N.A.	3/16/22	433,124
USD	11,695,644	NZD	17,535,698	JPMorgan Chase Bank N.A.	3/16/22	165,259
USD	6,873,631	NZD	10,302,915	JPMorgan Chase Bank N.A.	3/16/22	99,074
USD	6,882,611	NZD	10,303,881	JPMorgan Chase Bank N.A.	3/16/22	107,419
PLN	31,797,037	USD	7,761,205	UBS AG	3/16/22	7,437
USD	11,978,650	PLN	48,616,548	UBS AG	3/16/22	100,669
RUB	86,822,061	USD	1,154,834	Goldman Sachs & Co.	3/16/22	(45,205)
RUB	924,997,837	USD	12,102,549	Goldman Sachs & Co.	3/16/22	(280,611)
USD	12,998,677	RUB	1,016,106,617	Goldman Sachs & Co.	3/16/22	12,323
USD	2,691,320	SEK	24,268,782	UBS AG	3/16/22	87,603
USD	3,405,865	SGD	4,652,320	Bank of America N.A.	3/16/22	(37,327)
USD	13,842,356	THB	463,788,137	Goldman Sachs & Co.	3/16/22	(85,377)
						$4,565,174

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	1,053	March 2022	$156,439,022	$(2,119,273)
Euro-OAT 10-Year Bonds	369	March 2022	66,747,207	(1,875,393)
Japanese 10-Year Government Bonds	99	March 2022	129,660,062	(1,067,596)
Korean Treasury 10-Year Bonds	277	March 2022	27,743,658	(981,621)
U.K. Gilt 10-Year Bonds	580	March 2022	95,133,885	(2,700,191)
U.S. Treasury 2-Year Notes	275	March 2022	59,580,469	(482,646)
U.S. Treasury Ultra Bonds	210	March 2022	39,676,875	(1,043,503)
			$574,981,178	$(10,270,223)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	51	March 2022	$9,689,321	$269,208
Euro-Buxl 30-Year Bonds	65	March 2022	14,845,835	947,749
U.S. Treasury 10-Year Notes	1,366	March 2022	174,805,312	(74,743)
U.S. Treasury 10-Year Ultra Notes	522	March 2022	74,556,281	643,326
			$273,896,749	$1,785,540
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 35	Buy	(5.00)%	12/20/25	$139,000,000	$(9,744,978)	$(314,472)	$(10,059,450)
Markit CDX North America High Yield Index Series 36	Buy	(5.00)%	6/20/26	$35,000,000	(2,997,597)	400,889	(2,596,708)
					$(12,742,575)	$86,417	$(12,656,158)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index Monthly	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BZDIOVRA	Pay	7.31%	1/2/24	BRL	174,737,000	$(2,253,298)
*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$6,750,000	$(555)	$581,707	$581,152
CPURNSA	Receive	2.29%	2/24/26	$23,000,000	641	1,752,821	1,753,462
CPURNSA	Receive	2.30%	2/24/26	$23,000,000	641	1,739,445	1,740,086
					$727	$4,073,973	$4,074,700

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
IO	-	Interest Only
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	-	Thai Baht
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $944,253,626, which represented 39.5% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Perpetual maturity with no stated maturity date.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $18,426,768.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	881,072,980	—
Corporate Bonds	—	732,018,249	—
Collateralized Loan Obligations	—	150,544,463	—
Asset-Backed Securities	—	102,395,316	—
Preferred Stocks	—	92,778,605	—
Collateralized Mortgage Obligations	—	76,348,117	—
Exchange-Traded Funds	60,686,400	—	—
U.S. Government Agency Mortgage-Backed Securities	—	47,621,520	—
Commercial Mortgage-Backed Securities	—	41,409,749	—
Municipal Securities	—	13,192,161	—
U.S. Treasury Securities	—	4,388,527	—
Bank Loan Obligations	—	4,079,134	—
Short-Term Investments	—	174,697,278	—
	60,686,400	2,320,546,099	—
Other Financial Instruments
Futures Contracts	643,326	1,216,957	—
Swap Agreements	—	4,074,700	—
Forward Foreign Currency Exchange Contracts	—	8,374,239	—
	643,326	13,665,896	—
Liabilities
Other Financial Instruments
Futures Contracts	1,600,892	8,744,074	—
Swap Agreements	—	14,909,456	—
Forward Foreign Currency Exchange Contracts	—	3,809,065	—
	1,600,892	27,462,595	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.